Convertible Bonds (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ILS (₪)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)	Jun. 03, 2024 USD ($) $ / shares	Jun. 03, 2024 ILS (₪) ₪ / shares	Jun. 02, 2024 USD ($)	Jun. 02, 2024 ILS (₪)	Dec. 31, 2024 $ / shares shares
Convertible Bonds [Line Items]
Bid price per share | (per share)					$ 0.28	₪ 1,031
Commission received					$ 278	₪ 1,028,073
Average closing trading price									$ 3.1
Number of trading volume shares per day | shares									300,000
Nasdaq [Member]
Convertible Bonds [Line Items]
Number of consecutive trading days									30 days
Convertible Bonds [Member]
Convertible Bonds [Line Items]
Bid price per share					$ 0.27
Number of consecutive trading days									30 days
Convertible Bonds [Member] | The Trustee [Member]
Convertible Bonds [Line Items]
Convertible bonds principal amount							$ 30,000	₪ 110,000,000
Bid price per share | ₪ / shares						₪ 1,000
Subsequent Event [Member] | Convertible Bonds [Member]
Convertible Bonds [Line Items]
Convertible bonds principal amount | $			$ 22,400
Converted and funds were released from escrow			$ 22,400	₪ 78,462,184
Subsequent Event [Member] | Convertible Bonds [Member] | The Trustee [Member]
Convertible Bonds [Line Items]
Convertible bonds principal amount	$ 30,500	₪ 112,400,000